UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada 89521

 (Address of Principal Executive Offices)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to :

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GREENWICH IVY

LONG-SHORT FUND

Institutional Class Ticker: GIVYX

ANNUAL REPORT

SEPTEMBER 30, 2023

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SHAREHOLDER LETTER

SEPTEMBER 30, 2023 (UNAUDITED)

Greenwich Ivy Long-Short Fund (GIVYX)
Fiscal Year Ended 09/30/2023

Dear Shareholders,

The Greenwich Ivy Long-Short Fund (the “Fund” or “GIVYX”) was up 7.90% net-of-fees during the fiscal year ended September 2023. By comparison, total return for the S&P 500 ETF (NYSE: SPY) was positive 21.62% and total return for the United States 20+ Year Treasury Bond ETF (NASDAQ: TLT) was negative 10.72%.

At the Greenwich Ivy Long-Short Fund, our goals are two-fold:

1.

Mitigate downside risks to our shareholders’ capital.

2.

Generate strong absolute returns for our shareholders over time.

***

Performance data quoted represents past performance. Past performance does not guarantee future results. Loss of principal is possible. Investment returns and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For up-to-date performance information please contact the fund’s Transfer Agent at 1-800-869-1679.

GIVYX’s Total Annual Fund Operating Expenses before waivers is 3.68%.  However, the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024, to ensure that Total Annual Fund Operating Expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares.

***

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

 EQUITY INDICES HIGHER, WHILE TREASURIES LANGUISH

The Fiscal Year ended September 2023 has been an anomalous one for the equity markets. While yields on long-duration U.S. Treasury securities have continued to increase (as indicated by the decline in the price of the TLT ETF), the S&P 500 has rocketed higher, which in many ways is contrary to the physics of asset prices, as we discuss below.

It is worth noting that in the Fiscal Year ended September 2022, the Fund vastly outperformed the S&P 500 index (as represented by the SPY ETF) and the MSCI All Country World Index (“ACWI”, as represented by the ACWI ETF). While both the S&P 500 and MSCI ACWI were down significantly last year, this year they have experienced a violent rally, which has caused the Fund’s return to look meager by comparison.

As articulated above, at the Greenwich Ivy Long-Short Fund, we aim to mitigate downside risk and minimize drawdowns on our shareholder capital, which we believe we largely achieved in Fiscal Year 2022. However, we also aim to capture upside during bull markets, which admittedly is a goal we have not fully achieved in Fiscal Year 2023.

In achieving our two-fold objective (downside mitigation and upside capture) we are guided by the fundamentals at the company, sector, and macroeconomic levels. And stylistically, during murky economic scenarios with highly divergent possible outcomes, we tend to focus on capital preservation, rather than chase speculative upside that is not soundly supported by the fundamentals.

We argue that much of the violent rally in passive indices this year is not supported by economic fundamentals. In particular, we note that the cost of capital has increased substantially this year, in the form of vastly higher U.S. Treasury yields, U.S. mortgage rates, and U.S. consumer credit card rates. Higher rates have a chilling effect on the economy. In addition, higher rates also have a negative impact on assets prices by compressing the multiples that assets trade at (lower P/E multiples for stocks, higher cap rates for real estate).

Despite significantly higher rates, which have axiomatically increased the odds of a U.S. and global economic recession, the S&P 500 has marched higher…

However, there is a major nuance to the rally in SPY which merits attention. Namely, that the great majority of the gains in the S&P 500 have been driven by merely seven of the largest capitalization companies (AAPL, MSFT, AMZN, NVDA, GOOGL, META, TSLA) – the so called “Magnificent 7”. Everything else in the index has languished in comparison. We see this clearly when we measure the performance of the median S&P 500 stock, using the RSP ETF as a proxy (Invesco S&P 500 Equal Weight ETF)… Further the performance of small-capitalization companies has been even weaker than the performance of the RSP, as represented by the IWM ETF (iShares Russell 2000 ETF).

What further exacerbates the contrast between the “Magnificent 7” and the rest of the equity market, is that, generally speaking, these largest mega-capitalization companies are also much more expensive than small-capitalization and mid-capitalization companies. In aggregate, the P/E multiple on the mega-capitalization stocks has in fact expanded throughout the year, and the valuation disparity between mega-cap and small-cap stocks is now at a multi-decade extreme level.

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

The multiple expansion for the mega-capitalization companies is driven primarily by the Artificial Intelligence news cycle. This is a phenomenon that occurs frequently in narrative-driven markets, where the multiples expand across the board on speculative frenzy. However, it takes a while for the market to determine in which instances the euphoria is actually justified, and in which instances the storytelling is simply hyperbole. The market has not sorted the wheat from the chaff yet, and we think there will be a lot of chaff when the dust finally settles.

At the end of the day, as fundamental investors, we believe that the underlying fundamentals matter. But price paid matters just as much, and future prospective returns are a function of the combination of price and fundamentals.

SPY 19.68%
ACWI.O 18.68%
RSP 11.32%
IWM 7.17%
TLT.O -13.43%
Daily
Value %
USD
28%
26%
24%
22%
19.68%
18.68%
16%
14%
11.32%
10%
7.17%
6%
4%
2%
0%
-2%
-4%
-6%
-8%
-10%
-12%
-13.43%
Oct
Nov
2022
Dec
Jan
Feb
Mar
Apr
May
2023
Jun
Jul
Aug
Sep
2019
2020
2021
2022
2023
1D
5D
1M
3M
6M
YTD
1Y
2Y
5Y
10Y
20Y
Max
Sep 30, 2022
Sep 29, 2023

Source: Price return for various aggregate indices for the Fiscal Year ending September 2023, as sourced from Refinitiv Eikon.

THE PATH AHEAD IN 2024 AND BEYOND

We close with a reminder of the need for patience in active investing. The following is quoted from one of our previous letters:

“Active investing requires patience and diligence, as valuation anomalies can last for several months or even quarters, and it is very difficult to know when over-valuations and under-valuations will self-correct. But ultimately, economic fundamentals always get reflected in stock prices, and when an asset becomes too cheap it will usually increase in price. And commensurately, when an asset has far exceeded its fundamental economic value, it too will come back down to earth eventually.”

We do believe that the gravy-train of multiple expansion in the mega-capitalization stocks, which has propelled the SPY higher this year, cannot continue indefinitely. The American economy does operate under a capitalist system, and one of the core features of capitalism is

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SHAREHOLDER LETTER (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

that it whittles down the competitive advantage of incumbents over time. We would argue that none of the “Magnificent 7” is immune from competitive encroachment. MSFT, META, AMZN, TSLA, and GOOGL each have their own version of functioning LLMs (“Large Language Models”). Other companies will apply more effort and capital towards Artificial Intelligence use cases, which will inevitably erode the competitive advantage of these incumbents over time (in fact, great open-source LLM models already exist).

We are strongly of the opinion that equity upside will not come from generic SPY exposure in 2024; instead one will have to look more carefully in the land of mid and small capitalization stocks that are truly undervalued. This is a task that we continue to engage in every day.

In conclusion, we thank you for your continued trust in the Greenwich Ivy Long-Short Fund. We are working assiduously to continue to deliver strong absolute investment returns for you in the future, as we have thus far.

If you have any questions, please reach out to us at Info@GreenwichIvy.com, call us at (646) 360-0204, or visit us at GreenwichIvyFunds.com. We look forward to hearing from you.

Sincerely,

Chetan Jindal
Chief Investment Officer,
Greenwich Ivy Capital LLC

Mutual fund investing involves risk. Such risks associated with GIVYX, as well as applicable investment objectives, charges, and expenses, must be considered carefully before investing. This and other important information about GIVYX are found in the Prospectus, a copy of which, as well as current performance information, may be obtained by contacting Mutual Shareholder Services toll free at 1-800-869-1679. We encourage you to read the Prospectus carefully before investing.

Arbor Court Capital, LLC serves as the Distributor for the Fund and is a member of FINRA and SIPC.

Greenwich Ivy Capital LLC serves as the Adviser to the Fund. Greenwich Ivy Capital LLC is an SEC-registered investment adviser founded in 2018 (FINRA CRD: 300199, SEC: 801-114699). More information about Greenwich Ivy Capital, including links to its Form ADV, can be found at https://greenwichivy.com/

GREENWICH IVY CAPITAL LLC
50 Sound View Drive, Suite 1S, Greenwich, CT 06830
(646) 360-0204
Info@GreenwichIvy.com
GreenwichIvyFunds.com

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PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

 TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2023

FUND/INDEX	One Year	Three Year	SINCE INCEPTION*
Greenwich Ivy Long-Short Fund – Institutional Class	7.90%	13.06%	9.15%
S&P 500 Total Return Index	21.62%	10.16%	10.54%

* Inception date is December 4, 2019 for Greenwich Ivy Long-Short Fund - Institutional Class.

Cumulative Performance Comparison of $10,000 Investment Since Inception

The S&P 500 Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Investors cannot invest directly in an index.

The Fund's total annual operating expenses per the most recent prospectus before fee waivers are 3.68% for Institutional Class. After fee waivers, the Fund's total annual operating expenses are 2.80% for Institutional Class.

This chart assumes an initial investment of $10,000 made on the closing of December 4, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

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GREENWICH IVY LONG-SHORT FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
2.50%
Communication Services
2.80%
Consumer Cyclical
5.29%
Consumer Defensive
2.01%
Energy
5.38%
Financial Services
4.08%
Healthcare
3.06%
Industrials
2.97%
Technology
3.14%
Utilites
0.32%
Exchange Traded Funds
39.36%
Real Estate Invstement Trusts
2.45%
Preferred Stocks
1.85%
Call Options
0.17%
Put Options
0.08%
Money Market Fund
24.54%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes securities sold short and written options.

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SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2023

Shares		Value

COMMON STOCKS - 38.27%

Agricultural Inputs - 0.37%
8,077	K&S AG	$ 146,744

Agricultural Production-Crops - 0.37%
2,850	Corteva, Inc.	145,806

Aircraft Engines & Engine Parts - 0.28%
1,523	RTX Corp.	109,610

Arrangement of Transportation of Freight & Cargo - 0.28%
1,317	C.H. Robinson Worldwide, Inc.	113,433

Beverages - 0.36%
2,556	Coca Cola Co.	143,085

Biological Products (No Diagnostic Substances) - 0.15%
7,497	Finch Therapeutics Group, Inc. *	38,834
62,347	Precision Biosciences, Inc. *	21,279
		60,113
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 0.50%
2,170	Lamb Weston Holdings, Inc.	200,638

Cigarettes - 0.32%
3,068	Altria Group, Inc.	129,009

Commercial Banks - 0.33%
1,945	State Street Corp.	130,237

Consumer Finance - 0.29%
67,936	ECN Capital Corp. (Canada)	115,100

Crude Petroleum & Natural Gas - 4.95%
5,569	Antero Resources Corp. *	141,341
15,184	Berry Corp.	124,509
1,697	Chesapeake Energy Corp.	146,332
934	Chord Energy Corp.	151,373
4,710	Coterra Energy, Inc.	127,405
10,326	Crescent Energy Co. Class A	130,521
2,437	Devon Energy Corp.	116,245
1,021	EOG Resources, Inc.	129,422
4,768	Marathon Oil Corp.	127,544
3,246	Murphy Oil Corp.	147,206
2,721	Ovintiv, Inc.	129,438
541	Pioneer Natural Resources Co.	124,187
5,698	Shell PLC (United Kingdom)	183,815
2,885	TotalEnergies SE (France)	190,104
		1,969,442

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

Electric & Other Services Combined - 0.39%
4,031	NRG Energy, Inc.	$ 155,274

Entertainment Facilities - 0.09%
22,798	Thunderbird Entertainment Group, Inc. (Canada) *	35,939

Finance Services - 0.72%
14,888	Conduit Holdings, Ltd. (Bermuda)	83,665
1,792	Euronext NV	125,075
6,987	CI Financial Corp. (Canada)	79,570
		288,310
Gambling - 0.20%
8,580	Lottomatica Group SpA	79,911

Guided Missiles & Space Vehicles & Parts - 0.30%
290	Lockheed Martin Corp.	118,598

Hospital & Medical Service Plans - 2.21%
1,504	Cigna Group	430,249
526	Elevance Health, Inc. (a)	229,031
457	Humana, Inc.	222,340
		881,620
Industrial Organic Chemicals - 0.30%
1,777	International Flavors & Fragrances, Inc.	121,138

Insurance - Specialty - 0.81%
186,324	Just Group PLC (United Kingdom)	163,711
1,194	Volkswagen AG (Germany)	157,456
		321,167
Internet Retail - 0.48%
6,707	Delivery Hero SE (Germany) *	192,711

Labatory Analytical Instruments - 0.68%
12,752	Avantor, Inc. *	268,812

Lumber & Wood Products (No Furniture) - 0.29%
2,115	Louisiana-Pacific Corp.	116,896

Metal Mining - 0.88%
8,365	Anglo American PLC (United Kingdom)	231,264
9,013	Vale SA ADR	120,774
		352,038
National Commercial Banks - 1.88%
4,520	Bank of America Corp.	123,758
3,148	Citigroup, Inc.	129,477
4,844	Fifth Third Bancorp.	122,699
1,737	Northern Trust Corp.	120,687
1,071	PNC Financial Services Group, Inc.	131,487
7,070	Regions Financial Corp.	121,604
		749,712

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

Natural Gas Transmission - 0.26%
3,019	TC Energy Corp. (Canada)	$ 103,878

Optical Instruments & Lenses - 0.32%
275	KLA Corp.	126,131

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.35%
1,226	Zimmer Biomet Holdings, Inc.	137,582

Perfumes, Cosmetics & Other Toilet Preparations - 0.28%
781	Estee Lauder Cos., Inc. Class A	112,894

Petroleum Refining - 0.92%
2,179	Chevron Corp.	367,423

Pharmaceutical Preparations - 0.31%
3,692	Pfizer, Inc.	122,464

Pipe Lines (No Natural Gas) - 0.39%
4,701	Enbridge, Inc. (Canada)	156,004

Primary Production of Aluminum - 0.43%
5,955	Alcoa Corp.	173,052

Radio & Tv Broadcasting & Communications Equipment - 0.33%
50,350	Planet Labs PBC Class A *	130,910

Radiotelephone Communications - 0.38%
1,081	T-Mobile US, Inc. *	151,394

Railroads, Line-Haul Operating - 0.95%
941	Canadian National Railway Co. (Canada)	101,958
4,262	CSX Corp.	131,056
732	Northfolk Southern Corp.	144,153
		377,167
Real Estate Agents & Managers (For Others) - 0.27%
1,076	Marriot Vacations Worldwide Corp. (a)	108,278

Residential Construction - 1.08%
32,703	Persimmon PLC (United Kingdom)	430,014

Retail - Auto & Home Supply Stores - 0.21%
19,991	CarParts.com, Inc. *	82,363

Retail - Catalog & Mail-Order Houses - 2.09%
6,559	Amazon.com, Inc. *	833,780

Retail - Department Stores - 0.28%
819	Burlington Stores, Inc. *	110,811

Retail - Grocery Stores - 0.31%
4,326	Grocery Outlet Holding Corp. *	124,805

Retail - Retail Stores - 0.79%
10,772	JD.com, Inc. ADR	313,788

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

Rubber & Plastics Footwear - 0.30%
1,254	NIKE, Inc. Class B	$ 119,907

Security Brokers, Dealers & Flotation Companies - 1.02%
5,265	Charles Schwab Corp.	289,048
540	MarketAxess Holdings, Inc.	115,366
		404,414
Semiconductors & Related Devices - 0.69%
801	Soitec S.A. (France)	133,661
1,611	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	139,996
		273,657
Services - Business Services - 1.22%
22,551	Alight, Inc. Class A *	159,887
1,951	Etsy, Inc. *	125,996
7,550	Lyft, Inc. Class A *	79,577
2,046	PayPal Holdings, Inc. *	119,609
		485,069
Services - Commercial Physical & Biological Research - 0.30%
617	Charles River Laboratories International, Inc. *	120,920

Services - Computer Processing & Data Preparation - 0.22%
2,286	Shutterstock, Inc.	86,982

Services - Computer Programming, Data Processing, Etc. - 2.71%
15,801	Magnite, Inc. *	119,140
3,191	Meta Platforms, Inc. Class A * (a)	957,970
		1,077,110
Services - Engineering Services - 0.38%
51,067	Galliford Try PLC (United Kingdom)	151,746

Services - Prepackaged Software - 1.54%
8,769	Enfusion, Inc. Class A *	78,658
1,696	Microsoft Corp. (a)	535,512
		614,170
Software Application - 0.66%
169	Adyen NV ADR *	126,123
66	Constellation Software, Inc. (Canada)	136,327
		262,450
Sugar & Confectionery Products - 0.36%
708	Hershey Co.	141,657

Telecom Services - 0.26%
114,539	Helios Towers PLC (United Kingdom) *	102,595

Transportation Services - 0.54%
10,798	RXO, Inc. *	213,045

Wholesale - Groceries & Related Products - 0.30%
1,814	SYSCO Corp.	119,815

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.39%
2,253	GE Healthcare Technologies, Inc.	$ 153,294

TOTAL COMMON STOCKS (Cost $16,419,090) - 38.27%		15,234,912

EXCHANGE TRADED FUNDS - 47.75%
65,304	Invesco S&P 500 Equal Weight ETF (a)	9,252,924
37,364	iShares 20+ Year Treasury Bond ETF (a)	3,313,813
37,973	iShares Core S&P Small-Cap ETF	3,581,993
15,105	Vanguard Small-Cap ETF	2,855,902
TOTAL EXCHANGE TRADED FUNDS (Cost $19,617,928) - 47.75%		19,004,632

PREFERRED SECURITIES - 2.24%

Electric & Other Services Combined - 0.65%
6,073	Duke Energy Corp., 5.750%, due 6/15/2024	145,205
2,995	Nextera Energy, Inc., 6.926%, due 9/01/2025	113,301
		258,506
Fire, Marine & Casualty Insurance - 0.37%
7,598	Allstate Corp., 5.100% due 10/15/2024	148,465

National Commercial Banks - 0.18%
5,366	Washington Federal, Inc., 4.875%, due 4/15/2026	70,402

State Commerical Banks - 0.38%
5,758	Bank of Hawaii Corp., 4.375%, due 8/01/2026	81,188
4,193	ConnectOne Bancorp, Inc., 5.250%, due 9/01/2026	71,365
		152,553
Telephone Communications (No Radiotelephone) - 0.66%
6,486	AT&T, Inc., 5.000%, due 12/12/2024	131,147
6,805	AT&T, Inc., 4.750%, due 2/18/2025	130,520
		261,667

TOTAL PREFERRED SECURITIES (Cost $939,056) - 2.24%		891,593

REAL ESTATE INVESTMENT TRUSTS - 2.97%
78,236	Easterly Government Properties, Inc. (a)	894,237
1,791	Extra Space Storage, Inc.	217,750
5,796	KKR Real Estate Finance Trust, Inc. (a)	68,799
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,462,096) - 2.97%		1,180,786

RIGHTS - 0.00%
66	Constellation Software, Inc. Right	0
TOTAL RIGHTS (Cost $0) - 0.00%		0

MONEY MARKET FUND - 29.76%
11,847,826	First American Treasury Obligations Fund Class X 5.27% **	11,847,826
TOTAL MONEY MARKET FUND (Cost $11,847,826) - 29.76%		11,847,826

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2023

Value

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $195,857) - 0.31% +	$ 122,034

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $50,481,851) - 121.30%	48,281,783

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $251,243) - (0.94)%	(374,151)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $10,436,356) - (27.24)%	(10,843,889)

OTHER ASSETS LESS LIABILITIES - 6.88%	2,739,011

NET ASSETS - 100.00%	$ 39,802,754

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $11,733,326.

* Non-income producing security during the period.

**Variable rate security; the rate shown represents the yield at September 30, 2023.

*** Classifications in this Schedule of Investments are derived from Standard Industrial Classification ("SIC") Codes.

+ See Schedule of Purchased Options.

ADR - American Depositary Receipt.

NV - Naamloze Vennootschap, a Dutch term for public limited company.

PLC - Public Limited Company

SE - Societas Europaea, Latin term means European Company.

SpA - Società per azioni, an Italian term for a public limited company.

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF PURCHASED OPTIONS

SEPTEMBER 30, 2023

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by contract size at September 30, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 13

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF WRITTEN OPTIONS

SEPTEMBER 30, 2023

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by contract size at September 30, 2023.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

Annual Report | 14

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2023

Shares		Value

COMMON STOCKS * - (25.88)%

Air-Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment - (0.43)%
(457)	Lennox International, Inc.	$ (171,119)

Aircraft Part & Auxiliary Equipment - (0.47)%
(220)	TransDigm Group, Inc.	(185,489)

Apparel & Other Finished Products of Fabrics & Similar Materials - (0.32)%
(332)	Lululemon Athletica, Inc.	(128,023)

Apparel, Footwear & Accessories Design - (0.74)%
(161)	Hermes International S.C.A.	(294,517)

Beverages - (0.42)%
(6,495)	Vita Coco Co., Inc.	(169,130)

Bottled & Canned Soft Drinks Carbonated Waters - (0.39)%
(908)	Celsius Holdings, Inc.	(155,813)

Electrical Work - (0.32)%
(758)	Comfort Systems USA, Inc.	(129,171)

Electronic & Other Electrical Equipment (No Computer Equipment) - (0.41)%
(1,470)	General Electric Co.	(162,509)

Finance Services - (0.65)%
(305)	FactSet Research Systems, Inc.	(133,364)
(245)	MSCI, Inc.	(125,705)
		(259,069)
Hotels & Motels - (0.37)%
(751)	Marriott International, Inc. Class A	(147,617)

Household & Personal Products - (0.52)%
(493)	L'Oreal SA	(204,998)

Industrial Instruments for Measurement, Display & Control - (0.32)%
(263)	Roper Technologies, Inc.	(127,366)

Investment Advice - (0.46)%
(1,786)	Ares Management Corp.	(183,726)

Land Subdividers & Developers (No Cemeteries) - (0.35)%
(2,587)	St. Joe Co.	(140,552)

Lumber & Wood Products (No Furniture) - (0.46)%
(2,942)	Trex Co., Inc.	(181,315)

Measuring and Controlling Devices - (0.25)%
(348)	Rockwell Automation, Inc.	(99,483)

The accompanying notes are an integral part of these financial statements.

Annual Report | 15

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

Miscellaneous Industrial & Commercial Machinery & Equipment - (0.34)%
(637)	Eaton Corp PLC (Ireland)	$ (135,859)

Miscellaneous Manufacturing Industries - (0.30)%
(13,333)	Daktronics, Inc.	(118,930)

Miscellaneous Metal Ores - (0.38)%
(3,838)	Cameco Corp.	(152,138)

Motor Vehicles Parts & Accessories - (0.32)%
(2,805)	Modine Manufacturing Co.	(128,329)

Motor Vehicles & Passenger Car Bodies - (0.74)%
(1,533)	Paccar, Inc.	(130,336)
(554)	Ferrari NV	(163,729)
		(294,065)
Perfumes, Cosmetics & Other Toilet Preparations - (0.57)%
(791)	e.l.f. Beauty, Inc.	(86,876)
(1,054)	Inter Parfums, Inc.	(141,594)
		(228,470)
Pharmaceutical Preparations - (0.32)%
(237)	Eli Lilly & Co.	(127,300)

Plastic Products - (0.28)%
(3,762)	The Azek Co., Inc. Class A	(111,882)

Real Estate Operators (No Developers) & Lessors - (0.35)%
(4,327)	Invitation Homes, Inc.	(137,123)

Retail - Auto & Home Supply Stores - (0.48)%
(211)	O'Reilly Automotive, Inc.	(191,769)

Retail - Auto Dealers & Gasoline Stations - (1.26)%
(815)	AutoNation, Inc.	(123,391)
(2,627)	Carvana Co. Class A	(110,281)
(3,142)	Copart, Inc.	(135,389)
(485)	Group 1 Automotive, Inc.	(130,324)
		(499,385)
Retail - Family Clothing Stores - (0.95)%
(2,251)	Abercrombie & Fitch Co.	(126,889)
(1,128)	Ross Stores, Inc.	(127,408)
(1,401)	The TJX Cos., Inc.	(124,521)
		(378,818)
Retail - Lumber & Other Building Materials Dealers - (0.30)%
(952)	Builders FirstSource, Inc.	(118,514)

Retail - Shoe Stores - (0.35)%
(1,697)	Boot Barn Holdings, Inc.	(137,779)

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

Retail - Variety Stores - (0.80)%
(289)	Costco Wholesale Corp.	$ (163,273)
(980)	Walmart, Inc.	(156,731)
		(320,004)
Rubber & Plastics Footwear - (0.38)%
(291)	Deckers Outdoor Corp.	(149,600)

Services - Business Services - (1.70)%
(144)	Fair Isaac Corp.	(125,068)
(542)	Fleetcor Technologies, Inc.	(138,394)
(447)	Mastercard, Inc. Class A	(176,972)
(1,263)	Trinet Group, Inc.	(147,114)
(1,978)	Zillow Group, Inc.	(88,595)
		(676,143)
Services - Computer Processing & Data Preparation - (0.68)%
(638)	Workday, Inc.	(137,074)
(571)	Verisk Analytics, Inc.	(134,893)
		(271,967)
Services - Computer Programming, Data Processing, Etc. - (0.31)%
(1,553)	Trade Desk, Inc.	(121,367)

Services - Miscellaneous Amusement & Recreation- (0.20)%
(2,729)	DraftKings, Inc. Class A	(80,342)

Services - Personal Services - (0.20)%
(1,916)	Yelp, Inc.	(79,686)

Services - Prepackaged Software - (3.73)%
(238)	Adobe, Inc.	(121,356)
(650)	Appfolio, Inc.	(118,710)
(643)	Atlassian Corp. Class A	(129,571)
(2,540)	Bentley Systems, Inc.	(127,406)
(843)	Cadense Design Systems, Inc.	(197,515)
(829)	Duolingo, Inc.	(137,506)
(243)	HubSpot, Inc.	(119,678)
(747)	Manhattan Associates, Inc.	(147,652)
(796)	Monday.com Ltd. (Israel)	(126,739)
(218)	ServiceNow, Inc.	(121,853)
(797)	SPS Commerce, Inc.	(135,976)
		(1,483,962)
Special Industry Machinery - (0.34)%
(2,099)	Pentair PLC (United Kingdom)	(135,910)

Surgical & Medical Instruments & Apparatus - (0.32)%
(339)	West Pharmaceutical Services, Inc.	(127,196)

Television Broadcasting Stations - (0.00)%
(1)	Atlanta Braves Holdings, Inc.	(36)

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

SEPTEMBER 30, 2023

Shares		Value

Totalizing Fluid Meters & Counting Devices - (0.35)%
(956)	Badger Meeting, Inc.	$ (137,540)

Transportation Services - (1.10)%
(41)	Booking Holdings, Inc.	(126,442)
(2,568)	GXO Logistics, Inc.	(150,613)
(2,130)	XPO Logistics, Inc.	(159,026)
		(436,081)
Trucking (No Local) - (0.38)%
(865)	Landstar System, Inc.	(153,053)

Water Transportation - (0.31)%
(1,359)	Royal Caribbean Cruises Ltd.	(125,218)

Wholesale - Drugs Propietaries & Druggists' Sundries - (0.34)%
(313)	McKesson Corp.	(136,108)

Wholesale - Machinery, Equipment & Supplies - (0.28)%
(709)	Applied Industrial Technologies, Inc.	(109,619)

Wholesale - Professional & Commercial Equipment & Supplies - (0.33)%
(809)	SiteOne Landscape Supply, Inc.	(132,231)

Wood Household Furniture (No Upholstered) - (0.31)%
(10,233)	Masterbrand, Inc.	(124,331)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $9,890,650) - (25.88)%		(10,300,652)

EXCHANGE TRADED FUNDS * - (0.35)%
(386)	Invesco QQQ Trust	(138,292)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $140,111) - (0.35)%		(138,292)

REAL ESTATE INVESTMENT TRUSTS * - (1.01)%
(4,157)	American Homes 4 Rent Class A	(140,049)
(7,356)	DigitalBridge Group, Inc.	(129,318)
(1,655)	Welltower, Inc.	(135,578)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $405,595) - (1.01)%		(404,945)

TOTAL SECURITIES SOLD SHORT (Proceeds $10,436,356) - (27.24)%		$(10,843,889)

* Represents non-income producing security.

ADR - American Depositary Receipt.

AG  - Aktiengesellschaft, a German term for a public limited company.

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2023

Assets:
Investments in Securities at Value (Cost $50,481,851)	$ 48,281,783
Cash	1,000
Deposit with Broker for Securities Sold Short	8,413,672
Receivables:
Fund Shares Purchased	1,787
Dividends and Interest	87,123
Prepaid Expenses	15,762
Total Assets	56,801,127
Liabilities:
Due to Broker, Foreign Currency at Value (Cost $616,947)	463,171
Securities Sold Short, at Value (Proceeds $10,436,356)	10,843,889
Put Options Written at Value (Premiums received $251,243)	374,151
Payables:
Portfolio Securities Purchased	4,966,540
Due to Adviser	35,571
Fund Shares Redeemed	292,485
Administrative Fees	10,532
Treasurer Fees	665
Trustee Fees	1,275
Transfer Agent and Accounting Fees	3,417
Accrued Expenses	6,677
Total Liabilities	16,998,373

Net Assets	$ 39,802,754

Net Assets Consist of:
Paid In Capital	$ 43,177,355
Distributable Earnings (Deficit)	(3,374,601)
Net Assets, for 4,605,677 Shares Outstanding	$ 39,802,754

Institutional Class Shares
Net Assets	$ 39,802,754
Shares of beneficial interest outstanding	4,605,677
Net asset value per share	$ 8.64

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2023

Investment Income:
Dividends (net of foreign taxes of $1,824)	$ 584,073
Interest	882,623
Total Investment Income	1,466,696

Expenses:
Advisory Fees	498,547
Audit Fees	19,811
Custody Fees	30,946
Legal Fees	18,590
Transfer Agent and Accounting Fees	37,169
Chief Compliance Officer Fees	9,112
Administrative Fees	99,710
Shareholder Servicing Fees	32,171
Registration Fees	23,415
Trustee Fees	5,235
Insurance Fees	671
Treasurer Fees	2,912
Other Expenses	21,243
Dividend Expense	143,745
Interest Expense	68,656
Printing and Mailing Fees	3,925
Total Expenses	1,015,858
Less fees waived and expenses reimbursed by Advisor	(188,582)
Net Expenses	827,276

Net Investment Income	639,420

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Written Options and Foreign Currencies:
Realized Gain on Investments	2,419,690
Realized Loss on Securities Sold Short	(2,424,047)
Realized Loss on Written Options	(136,600)
Realized Loss on Foreign Currencies	(45,750)
Net Change in Unrealized Appreciation on Investments	864,466
Net Change in Unrealized Depreciation on Securities Sold Short	(962,155)
Net Change in Unrealized Depreciation on Written Options	(122,908)
Net Change in Unrealized Depreciation on Foreign Currencies	(10,058)
Realized and Unrealized Loss on Investments, Securities Sold Short, Written Options and Foreign Currencies	(417,362)

Net Increase in Net Assets Resulting from Operations	$ 222,058

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	9/30/2023	9/30/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 639,420	$ (8,717)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Written Options and Foreign Currency Transactions	(186,707)	3,154,277
Unrealized Depreciation on Investments, Securities Sold Short, Written Options and Foreign Currency Translation	(230,655)	(4,727,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,058	(1,582,338)

Distributions to Shareholders:
Distributions	(2,643,837)	(5,272,761)
Total Dividends and Distributions Paid to Shareholders	(2,643,837)	(5,272,761)

Capital Share Transactions (see Note 7)
Institutional Class	21,158,414	8,820,410
Net Increase in Net Assets from Capital Share Transactions	21,158,414	8,820,410

Total Increase in Net Assets	18,736,635	1,965,311

Net Assets:
Beginning of Year	21,066,119	19,100,808

End of Year	$ 39,802,754	$ 21,066,119

The accompanying notes are an integral part of these financial statements.

Annual Report | 21

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GREENWICH IVY LONG-SHORT FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year/period.

Years Ended			Period Ended (a)
	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net Asset Value at Beginning of Year/Period	$ 9.15	$ 13.92	$ 9.67	$ 10.00
Income (Loss) From Investment Operations:				
Net Investment Gain (Loss) *	0.17	0.00 ***	(0.32)	(0.15)
Net Gain (Loss) on Investments (Realized and Unrealized) ****	0.48	(0.71)	4.57	(0.18)
Total from Investment Operations	0.65	(0.71)	4.25	(0.33)
Distributions:				
Net Investment Income	(0.02)	-	-	-
Realized Gains	(1.14)	(4.06)	-	-
Total from Distributions	(1.16)	(4.06)	-	-
Net Asset Value at End of Year/Period	$ 8.64	$ 9.15	$ 13.92	$ 9.67
Total Return **	7.90%	(6.95)%	43.95%	(3.30)% (c)
Ratios/Supplemental Data:				
Net Assets at End of Year/Period (Thousands)	$ 39,803	$ 21,066	$ 19,101	$ 15,290
Ratio of Expenses to Average Net Assets				
Before Reimbursement (d)(f)	3.05%	3.55%	3.96%	4.32% (b)
After Reimbursement (d)(f)	2.49%	2.67%	3.23%	3.30% (b)
Ratio of Net Investment Gain (Loss) to Average Net Assets				
After Reimbursement (d)(e)	1.92%	(0.05)%	(2.34)%	(1.94)% (b)
Portfolio Turnover	1079.48%	808.79%	108.62%	121.41% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount less than $0.005 per share.

**** Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 0.64%, 0.82%, 1.38% and 1.45%, for the years ended September 30, 2023, 2022, 2021, and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

1.  ORGANIZATION

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Fund was formerly known as the Global Tactical Fund until a name change on May 24, 2021. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized two classes of shares: Institutional Class and Class A shares. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2020-2022) or expected to be taken in the Fund’s 2023 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2023, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund. The permanent reclassifications were mainly due to the utilization of earnings and profits distributed to shareholders on redemption of shares.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

Annual Report | 24

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DERIVATIVE TRANSACTIONS: The Fund may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

Annual Report | 25

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds, including the Fund, based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are determined to be readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Exchange traded options contracts are valued at the last quoted sales price on the primary exchange for that option as recorded by an approved pricing vendor. If an option is not traded on the valuation date, exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than the last quoted sales price.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of September 30, 2023, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 15,234,912	$ -	$ -	$ 15,234,912
Exchange Traded Funds	19,004,632	-	-	19,004,632
Preferred Securities	891,593			891,593
Real Estate Investment Trusts	1,180,786	-	-	1,180,786
Rights	-	-	-	-
Money Market Fund	11,847,826	-	-	11,847,826
Purchased Options	122,034	-	-	122,034
Total	$ 48,281,783	$ -	$ -	$ 48,281,783

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ 374,151	$ -	$ -	$ 374,151
Common Stocks *	10,300,652	-	-	10,300,652
Exchange Traded Funds	138,292	-	-	138,292
Real Estate Investment Trusts	404,945	-	-	404,945
Total	$ 11,218,040	$ -	$ -	$ 11,218,040

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities Sold Short.

The Fund did not hold any Level 2 or Level 3 securities during the period presented.

4. DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the period to be representative of it's derivative activities during the year ended September 30, 2023. The average notional values are as follows:

Call Options Purchased

$   2,868,525

Put Options Purchased

$   2,085,825

Put Options Written

$ (1,385,313)

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of September 30, 2023, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Location
Purchased Options	$ 122,034	Investments in Securities at Value
Total Assets	$ 122,034

Liabilities	Equity Contracts	Location
Written Options	$ 374,151	Put Options Written at Value
Total Assets	$ 374,151

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

For the year ended September 30, 2023, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options *	$ (73,823)	$ (73,823)
Written Options	(122,908)	(122,908)
	$ (196,731)	$ (196,731)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options *	$ 217,783	$ 217,783
Written Options	(136,600)	(136,600)
	$ 81,183	$ 81,183

* Included with gain/(loss) on investments on the Statement of Operations.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid or received for the options represent the cost of the investment and the options are valued as disclosed in Note 3. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

5.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trust on behalf of the Fund entered into a management agreement with the Adviser. The Adviser is a Delaware limited liability company.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

During the year ended September 30, 2023, the Adviser earned $498,547 in advisory fees and waived advisory fees of $188,582. As of September 30, 2023, the Fund owed the Adviser $35,571.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

Fiscal Year End	Expiration	Amount
September 30, 2021	September 30, 2024	$151,300
September 30, 2022	September 30, 2025	$162,329
September 30, 2023	September 30, 2026	$188,582

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. As of August 26, 2022, for the services CFS provides under the administration agreement, CFS receives an annual fee of 0.30% of the Fund’s average daily net assets, subject to a minimum monthly fee of $1,000. Prior to August 26, 2022, CFS received an annual fee of 0.35% of the Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the year ended September 30, 2023 CFS earned $99,710. At September 30, 2023 the Fund owed CFS $10,532.

COMPLIANCE SERVICES: Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

TREASURER FEES: The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the year ended September 30, 2023, the Fund paid a total of $2,912 to the Treasurer.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the year ended September 30, 2023, were as follows:

Purchases	$ 325,244,133
Sales	$ 305,452,198

Covers of and proceeds from securities sold short aggregated $87,983,171 and $89,817,144, respectively.

7.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2023, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the years ended September 30, 2023 and 2022 were as follows:

	Year Ended September 30, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	4,578,758	$ 41,970,980	1,966,739	$ 19,790,398
Shares Reinvested	321,646	2,608,550	537,189	5,253,709
Shares Redeemed	(2,596,974)	(23,421,116)	(1,574,147)	(16,223,697)
Net Increase (Decrease)	2,303,430	$ 21,158,414	929,781	$ 8,820,410

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short and written options as of September 30, 2023 is $39,414,670. As of September 30, 2023, the gross unrealized appreciation on a tax basis totaled $605,924 and the gross unrealized depreciation totaled $(3,420,022) for a net unrealized depreciation of $(2,814,098).

The differences between book and tax cost are primarily attributable to wash sales and open return of capital basis adjustments.

As of September 30, 2023 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 304,250
Capital loss carryforward, short-term	(431,123)
Capital loss carryforward, long-term	(433,630)
Net unrealized depreciation	(2,814,098)
Total	$ (3,374,601)

The tax character of distributions paid during the year ended September 30, 2022 are as follows:

Ordinary Income

$1,906,192

Capital Gain

$3,366,569

The tax character of distributions paid during the year ended September 30, 2023 are as follows:

Ordinary Income

$1,018,613

Capital Gain

$1,625,224

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2023, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 99% of the voting securities of the Fund and may be deemed to control the Fund.

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2023

11. MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

12. LINE OF CREDIT AGREEMENT

The Fund has established a line of credit (“LoC”) with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. The LoC was established June 15, 2023 and will mature, unless renewed, on June 13, 2024. Borrowing under the LoC is limited to the lesser of 15% of the gross market value of the Fund, 33 1/3% of specific marketable securities acceptable to USB, or $4,000,000 for the Fund. The interest rate paid by the Fund on outstanding borrowings is equal to the prime rate, which was 8.50% at July 27, 2023. The Fund has authorized USB to charge any of the custody accounts of the Fund for any missed payments by the Fund. Interest expense incurred for the Fund is disclosed on the Statement of Operations.

As of and during the year ended September 30, 2023, there were no borrowings.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

Annual Report | 34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

To the Shareholders of Greenwich Ivy Long-Short Fund and

Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, purchased options, written options and securities sold short, of Greenwich Ivy Long-Short Fund (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended September 30, 2023, 2022 and 2021, and for the period December 4, 2019 (commencement of operations) through September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended September 30 , 2023, 2022 and 2021, and for the period December 4, 2019 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 28, 2023

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EXPENSE ILLUSTRATION

SEPTEMBER 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, April 1, 2023 through September 30, 2023, for the Institutional Class.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2023	September 30, 2023	April 1, 2023 to September 30, 2023

Actual	$1,000.00	$950.50	$11.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.34	$11.81

* Expenses are equal to the Fund's annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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TRUSTEES & OFFICERS

SEPTEMBER 30, 2023 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served [3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012.	12	Trustee for Belpointe PREP Manager, LLC.
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present).	12	Trustee for Belpointe PREP Manager, LLC. 2021-present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe Prep, LLC since September 2022, Chief Executive Officer and President of Atlas Resources LLC since February 2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013, Principal at Hepco Capital Management (2018-2022).	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/March 2020 – present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	12	Trustee for Belpointe PREP Manager, LLC. 2021-present

The Fund's SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the operational series of Collaborative Investment Series Trust.

2 The address for each Trustee listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

3 The term of office for each Trustee and Officer listed above will continue indefinitely until the individual resigns or is removed.

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TRUSTEES & OFFICERS (CONTINUED)

SEPTEMBER 30, 2023 (UNAUDITED)

 The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served [4]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore [1] Birth Year: 1976	Trustee and President	Indefinite/ November 2017 – present	President, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R. Bubeck Birth Year: 1955	Chief Compliance Officer	Since October 2021 – present	President and Founder of Beacon Compliance Consulting, Inc. (since 2010).	N/A	N/A
William McCormick Birth Year: 1964	Treasurer	Since October 2021 – present	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Birth Year: 1970	Secretary	Since October 2021- present	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

1 Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

2 The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

4 The term of office for each Trustee and Officer listed above will continue indefinitely until the individual resigns or is removed.

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ADDITIONAL INFORMATION

SEPTEMBER 30, 2023 (UNAUDITED)

PORTFOLIO HOLDINGS

The Trust files its complete schedules of investments for each fund, including the Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Trust’s Form N-PORT with respect to the Fund is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. Such proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended September 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Annual Report | 39

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Annual Report | 40

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

Annual Report | 41

This Page Was Left Blank Intentionally

Annual Report | 42

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Greenwich Ivy Long-Short Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2023

$ 14,000

FY 2022

$ 13,000

(b) Audit-Related Fees

Registrant

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2023

$ 3,500

FY 2022

$ 3,500

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2023

$ 0

FY 2022

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2023

  N/A

  N/A

FY

2022

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

Not applicable.

(j)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  December 7, 2023

By /s/ Bill McCormick

* Bill McCormick

   Treasurer/Chief Financial/Principal Accounting Officer of the Trust

Date:  December 7, 2023